Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities
8.	Other Current Liabilities

Other current liabilities at December 31, 2012, and December 31, 2011, consist of accrued corporate operating expenses as estimated by management, including accruals for legal, tax return, office overhead and accounting expenses.